Deferred REVENUES (Tables)	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF DEFERRED REVENUES
	At	At
	31 March 2025	31 March 2024
	USD	USD
Advisory service income	145,760	52,950
Customization income	42,600	122,200
Subscription fee income	317,064	147,676
	505,424	322,826